Acquisitions - Summary of Intangible Assets Acquired (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 7,868	$ 0
Viajanet
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		7,868
Viajanet | Trademarks and domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 4,601
Intangible assets acquired, average useful life		20 years
Viajanet | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 2,165
Intangible assets acquired, average useful life		3 years
Viajanet | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 800
Intangible assets acquired, average useful life		1 year
Viajanet | Domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 302
Intangible assets acquired, average useful life		20 years
Best Day Group
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 51,758
Best Day Group | Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 13,299
Intangible assets acquired, average useful life	20 years
Best Day Group | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 8,206
Intangible assets acquired, average useful life	2 years 6 months
Best Day Group | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 29,415
Intangible assets acquired, average useful life	7 years
Best Day Group | Domains
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 204
Intangible assets acquired, average useful life	20 years
Best Day Group | Licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 634
Intangible assets acquired, average useful life	1 year 3 months 18 days